Revenue from contracts with customers	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers

Note 4 – Revenue from contracts with customers

Disaggregated revenue

The Company provides diagnostic test products, laboratory services to hospitals, clinical laboratories and other healthcare provider customers, and enters into collaboration agreements with government agencies and healthcare providers. The revenues by type of service consist of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Product sales	$573,035	$539,856	$1,597,505	$1,805,877
Laboratory services	185	12,365	5,435	22,155
Collaboration revenue	75,000	—	1,075,000	359,316
Total revenue	$648,220	$552,221	$2,677,940	$2,187,348

Deferred revenue

Changes in deferred revenue for the period were as follows:

Balance at December 31, 2018	$15,824
Revenue recognized in the current period from the amounts in the beginning balance	(6,016)
New deferrals, net of amounts recognized in the current period	—
Balance at September 30, 2019	$9,808

Contract assets

The Company had no contract assets as of September 30, 2019, which are generated when contractual billing schedules differ from revenue recognition timing. Contract assets represent a conditional right to consideration for satisfied performance obligations that becomes a billed receivable when the conditions are satisfied.

Unsatisfied performance obligations

Remaining contract consideration for which revenue has not been recognized due to unsatisfied performance obligations was $500,000 at September 30, 2019, which the Company expects to recognize over the next six months.

Note 4 - Revenue from Contracts with Customers

Disaggregated Revenue

The Company provides diagnostic test products, laboratory services to hospitals, clinical laboratories and other healthcare provider customers, and enters into collaboration agreements with government agencies and healthcare providers. The revenues by type of service consist of the following:

	December 31,
	2018	2017
Product sales	$2,395,626	$2,771,869
Laboratory services	34,665	41,960
Collaboration revenue	516,016	397,178
Total revenue	$2,946,307	$3,211,007

Deferred Revenue

Changes in deferred revenue for the period were as follows:

Balance at December 31, 2017	$24,442
Revenue recognized in the current period from the amounts in the beginning balance	(14,450)
New deferrals, net of amounts recognized in the current period	5,832
Balance at December 31, 2018	$15,824

Contract Assets

The Company had no contract assets as of December 31, 2018, which are generated when contractual billing schedules differ from revenue recognition timing. Contract assets represent a conditional right to consideration for satisfied performance obligations that becomes a billed receivable when the conditions are satisfied.

Unsatisfied Performance Obligations

The Company had no unsatisfied performance obligations related to its contracts with customers at December 31, 2018.